Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2013
Financial Data Relating to Reportable Segments
2.	Financial data relating to reportable segments:

	Production solutions for the electronics industry	Recognition software	Solar energy	Total
	$ in thousands
Year ended December 31, 2013:
Revenues from unaffiliated customers:
Sales of products	286,506	7,521		294,027
Services rendered	140,280	5,688		145,968

Total revenues	426,786	13,209		439,995

Operating income (loss)	(*)50,954	1,599	(5,022)	47,531

Assets (at end of year)	(*)579,569	26,599	3,492	609,660

Expenditures for segment assets	12,928	50		12,978

Depreciation and amortization	12,953	172	136	13,261

Year ended December 31, 2012:
Revenues from unaffiliated customers:
Sales of products	230,822	8,098		238,920
Services rendered	141,884	6,204		148,088

Total revenues	372,706	14,302		387,008

Operating income (loss)	(*)(39,494)	3,815	(5,117)	(40,796)

Assets (at end of year)	(*)604,931	24,428	1,995	631,354

Expenditures for segment assets	9,425	59		9,484

Depreciation and amortization	17,545	195	179	17,919

Impairment of intangible assets	30,142			30,142

Year ended December 31, 2011:
Revenues from unaffiliated customers:
Sales of products	408,979	6,859		415,838
Services rendered	129,809	5,818		135,627

Total revenues	538,788	12,677		551,465

Operating income (loss)	(*)62,660	2,725	(5,288)	60,097

Assets (at end of year)	(*)708,297	20,608	2,615	731,520

Expenditures for segment assets	7,261	915	158	8,334

Depreciation and amortization	19,605	154	159	19,918

(*)	Including share in net income of Frontline

Schedule of Operating Income Expenses

	Year ended December 31
	2013	2012	2011
	$ in thousands
Operating income:
Total operating income of reportable segments	47,531	(40,796)	60,097
Amounts not allocated to segments:
Financial expenses, net	1,191	5,120	6,587

Income (loss) from continuing operations before taxes on income	46,340	(45,916)	53,510

Reconciliation of Assets of Reportable Segments to Data Included in Consolidated Financial Statements
3.	Following is a reconciliation of the assets of the reportable segments to the data included in the consolidated financial statements:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Total assets of reportable segments at end of year	609,660	631,354	731,520
Assets not allocated to segments	26,922	22,652	16,900

Consolidated assets at end of year	636,582	654,006	748,420

Geographical Information
(ii)	Geographical information:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Revenues - classified by geographical area (based on the location of customers):
Sales of products:
China	129,981	72,096	187,375
Korea	52,485	40,640	69,252
Taiwan	46,150	48,694	50,829
North America (*)	23,877	22,629	32,329
Japan	19,530	24,164	42,360
Europe	7,987	8,323	13,203
Other (**)	14,017	22,374	20,490

Total sales of products	294,027	238,920	415,838

Services rendered:
China	47,323	45,807	36,257
Korea	19,848	22,314	23,602
Taiwan	28,657	26,064	24,212
North America (*)	19,165	18,940	17,417
Japan	14,146	19,713	19,701
Europe	10,618	10,154	10,475
Other (**)	6,211	5,096	3,963

Total services rendered	145,968	148,088	135,627

	439,995	387,008	551,465

(*)	mainly the United States.
(**)	mainly in the Far East.

Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location
(iii)	Property plant and equipment net of accumulated depreciation and amortization by geographical location:

	December 31
	2013	2012	2011
	$ in thousands
Israel	11,018	11,187	10,863
United States	3,354	1,891	5,451
Italy	4,578	4,621	4,661
Germany	5,455	4,621	1,645
Rest of the world	3,310	2,239	3,932

Total	27,715	24,559	26,552

Cost and Expense
c.	Cost of revenues:

	Year ended December 31
	2013	2012*	2011*
	$ in thousands
1) Cost of products sold:
Materials and subcontractors	125,043	103,417	195,074
Labor costs	20,753	15,700	22,523
Overhead and other expenses	10,906	10,484	16,670

	156,702	129,601	234,267

2) Cost of services rendered:
Materials consumed	44,088	45,704	36,728
Labor costs	34,117	35,954	32,146
Overhead and other expenses	13,548	22,188	24,574

	91,753	103,846	93,448

*	Excludes write-down of inventories and non-cancelable commitments in the amount of $14,255,000 and $6,743,000 in the years ended December 31, 2012 and 2011, respectively.

Restructuring Costs
e.	Restructuring costs

Year ended December 31
2012
$ in thousands
The primary components of the restructuring costs:
Costs relating to workforce reduction	3,885
Other costs, mainly fixed assets impairment	1,178

5,063

Financial Expenses, Net
f.	Financial expenses - net:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Income:
Interest:
In respect of bank deposits and marketable securities	1,465	3,042	1,834
Other	39	58	83

	1,504	3,100	1,917

Expenses:
Interest:
Bank loan	1,227	3,411	4,710
Costs relating to factoring of letters of credits and promissory notes	71	122	417
Net loss from sale of marketable securities			395
Marketable securities and bonds premium/discount amortization	554	588
Currency translation adjustments		860
Non-Dollar transaction losses - net	168	2,545	2,072
Bank charges and other	675	694	910

	2,695	8,220	8,504

	(1,191)	(5,120)	(6,587)

Weighted Average Number of Shares for Computation of Earnings (Loss) Per Share
g.	Earnings (loss) per share

Following are data relating to the weighted average number of shares for the purpose of computing earnings (loss) per share:

	Year ended December 31
	2013	2012	2011
	In thousands
Weighted average number of shares issued and outstanding (net of treasury shares) - used in computation of basic earnings (loss) per share	42,571	43,501	39,909
Add - incremental shares from assumed exercise of options	682		907

Weighted average number of shares used in computation of diluted earnings per share	43,253	43,501	40,816

General and Administrative Expense [Member]
Cost and Expense
d.	Selling, general and administrative expenses

	Year ended December 31
	2013	2012	2011
	$ in thousands
Comprised as follows:
Selling	35,746	43,542	42,297
General and administrative	40,202	29,509	28,192

	75,948	73,051	70,489